Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net (loss) income	$ 587,702	$ 439,237	$ 533,465	$ 333,785
Depreciation, amortization and impairment			159,457	134,240
Interest expense			143,087	156,660
Net cash flow from operating activities			$ 1,131,299	$ 1,058,566